Statements of Redeemable and Convertible Preferred Stock and Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	IPO [Member]	Equity Option [Member]	Warrant [Member]	Accretion of Series B [Member]	Accretion of Series C [Member]	Accretion of Series D [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Accretion of Series B [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Accretion of Series C [Member]	Series D Preferred Stock [Member]	Series D Preferred Stock [Member] Accretion of Series D [Member]	Series A Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] IPO [Member]	Additional Paid-In Capital [Member] Equity Option [Member]	Additional Paid-In Capital [Member] Warrant [Member]	Additional Paid-In Capital [Member] Accretion of Series B [Member]	Additional Paid-In Capital [Member] Accretion of Series C [Member]	Additional Paid-In Capital [Member] Accretion of Series D [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Deficit [Member]
Temporary equity, Beginning balance at Dec. 31, 2011								$ 2,931
Beginning balance at Dec. 31, 2011	(3,921)													1,196	2		1,237								(6,356)
Temporary equity, Beginning balance, shares at Dec. 31, 2011								797,569
Beginning balance, shares at Dec. 31, 2011														582,976	1,534,263
Beneficial conversion feature of convertible notes	261																261
Option exercise	24																24
Option exercise, shares	19,498														23,398
Issuance of shares, value								5,447		27,298
Issuance of shares, shares								1,463,937		4,634,516
Issuance of shares, value								5,447		27,298
Issuance of shares, shares								1,463,937		4,634,516
Warrants issued for banking services	553																553
Share-based compensation			359	33															359	33
Net loss	(10,281)																								(10,281)
Accretion of preferred stock					(6)	(167)			6		167										(6)	(167)
Temporary equity, Ending balance at Dec. 31, 2012								8,384		27,465
Ending balance at Dec. 31, 2012	(13,145)													1,196	2		2,294								(16,637)
Temporary equity, Ending balance, shares at Dec. 31, 2012								2,261,506		4,634,516
Ending balance, shares at Dec. 31, 2012														582,976	1,557,661
Write off balance of beneficial conversion feature								(3)
Issuance of shares, value										15,100
Issuance of shares, shares										2,264,765
Issuance of shares, value										15,100
Issuance of shares, shares										2,264,765
Warrant exercise, value	265																265
Warrant exercise, shares															71,336
Share-based compensation			1,983																1,983
Net loss	(33,597)																								(33,597)
Accretion of preferred stock					(6)	(682)			6		682										(6)	(682)
Temporary equity, Ending balance at Dec. 31, 2013								8,387		43,247
Ending balance at Dec. 31, 2013	(45,182)													1,196	2		3,854								(50,234)
Temporary equity, Ending balance, shares at Dec. 31, 2013								2,261,506		6,899,281
Ending balance, shares at Dec. 31, 2013														582,976	1,628,997
Option exercise	157																157
Option exercise, shares	79,441														79,441
Issuance of shares, value	(5)	112,119								25		24,756				7	(5)	112,112
Issuance of shares, shares												1,858,012				6,836,111
Issuance of shares, value	(5)	112,119								25		24,756				7	(5)	112,112
Issuance of shares, shares												1,858,012				6,836,111
Warrant exercise, value	2,374				5,737				1,405								2,374				5,737
Warrant exercise, shares									377,752						374,210
Elimination of fractional shares created by reverse stock split								(27)		(6)		(4)		(11)	(26)
Conversion of Preferred shares to Common, value	78,130							(9,794)		(43,563)		(24,773)		(1,196)	12		79,314
Conversion of Preferred shares to Common, shares								(2,639,231)		(6,899,275)		(1,858,008)		(582,965)	11,979,479
Share-based compensation	7,668																7,668
Reclass of Liability options to Equity options	158																158
Net loss	(64,044)																								(64,044)
Other comprehensive loss	(30)																							(30)
Accretion of preferred stock					(2)	(291)	(17)		2		291		17								(2)	(291)	(17)
Ending balance at Dec. 31, 2014	$ 96,772														$ 21		$ 211,059							$ (30)	$ (114,278)
Ending balance, shares at Dec. 31, 2014															20,898,212